UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

Davidson Funds
Semi-Annual Report
December 31, 2014

Dear Shareholder:

Looking back, we are encouraged by the resilience of the U.S. economy in 2014. Gross Domestic Product (GDP) grew at stronger rate than predicted by most analysts, the unemployment rate sank to its lowest level since the beginning of the recession, and more jobs were added than any year since 1999. Bolstered by low interest rates and continued accommodation by the Federal Reserve Board, corporate profits were also robust, leading to a large level of stock buybacks, merger and acquisition activity, and dividend increases. This progress occurred despite potential headwinds to growth such as a gridlocked Congress and continued economic weakness in Europe. With a new Congress now in place, a reasonable expectation that interest rates will rise in 2015, and consumer sentiment continuing to improve, we end the year feeling positive on the state of the domestic economy.

Our Davidson Multi-Cap Equity Fund (the “Fund”) ended 2014 with net assets of over $95 million, representing 24% year-over-year growth in Fund assets. With three share classes (Class A, C, and I) to accommodate the varying needs of our investors, we look forward to serving you for many years to come. At Davidson Funds, we remain committed maintaining an actively-managed portfolio of fundamentally sound investment opportunities that balance a realistic long-term growth outlook with appropriate valuation expectations.

Performance

The Russell 3000® Index, the benchmark for the Davidson Multi-Cap Equity Fund, finished the six-month period ended December 31, 2014 up 5.25%. The Class A shares of the Fund generated a total return of -1.13% on a fully-loaded basis and 4.07% on a no-load* basis during the six month period ended December 31, 2014. The Class C shares generated a total return of 2.66% on a fully-loaded basis and a total return of 3.66% on a no-load* basis, and the Class I shares of the Fund returned 4.19% over the same time period.

The Materials sector contributed positively to performance; within this sector, E.I. du Pont de Nemours and Company was a stand-out performer. Shareholder activist Nelson Peltz urged for a breakup of DuPont’s current conglomerate structure to unleash overall company value, leading to share appreciation. Within the Health Care sector, Amgen Inc. and Express Scripts Holding Company were also additive to performance. Shares of Amgen rose following positive comments from management regarding increased revenue opportunities and margin expansion. Express Scripts has shown its ability to maintain favorable prescription volumes despite client turnover early in the year; this, coupled with steady free cash flow generation and share buybacks, has led to

Express Scripts’ solid performance. Finally Telecommunications Services holding, Level 3 Communications, Inc., performed well following the completion of the tw telecom inc. acquisition. The Information Technology sector was the Fund’s primary detractor from performance; in particular, shares of Applied Micro Circuits Corporation were weak. Applied Micro Circuits’ second and third quarter results disappointed investors, as a weaker spending environment from Service Provider customers negatively impacted the company’s legacy business. Consumer Discretionary sector holding Ford Motor Company also negatively impacted performance; the company reduced their 2014 guidance, given weakness in Russia and South America, as well as tempered expectations for their European turn-around.

Over the six-month period ended December 31, 2014, we made several changes to the Fund. We exited our position in Archer-Daniels-Midland Company, taking advantage of appreciation in the stock due to strong ethanol demand and improvement in U.S. grain export volumes. Additionally, the strategy benefitted from merger activity during this time period; Micros Systems, Inc. was acquired by Oracle Corporation in September, while Level 3 Communications completed the acquisition of tw telecom inc. in late October. We also initiated new positions in Twenty-First Century Fox, Inc. and Ubiquiti Networks, Inc. Twenty-First Century Fox is one of the largest producers of media content in the world. The company has emerged from its spin-out of News Corporation with advantageous media assets, one of the largest and growing international distribution platforms, and compelling growth opportunities into lucrative segments of the market, such as sports. The company reaches nearly 1.5 billion subscribers in 100 local languages every day. Key business segments are Cable Networks, Television, and Film Studio. The company is in a very strong competitive position with above-average industry growth prospects, margin expansion opportunities and trades at a reasonable valuation relative to its peers. Ubiquiti Networks develops high-performance networking technology for service providers and enterprises. The company’s technology platform and business model allow the company to deliver highly advanced and easily deployable solutions at significant price discounts to its competition, while still maintaining industry leading profitability.  Ubiquiti is able to do this through its heavy focus on product research and development, and use of distributors in place of a traditional sales force.  The company’s primary customers are in under-networked emerging markets, which is the fastest growing segment in the industry. We believe the company’s disruptive business model, strong value proposition of products and growth in its primary end markets make the company a compelling long-term opportunity.

Outlook

Entering 2015, the U.S. is one of the world’s few major economies in a cyclical upswing. Europe and Japan continue to battle deflationary pressures and stagnating growth, whereas China must manage transitions of economic growth and reform. The U.S. dollar has strengthened significantly relative to other currencies, putting downward pressure on global commodity prices and resource-based economies. For example, Russia has seen a sharp depreciation of the ruble, invoking flashbacks of the 1998 “Russian Flu” that resulted in the Russian government and the Russian Central Bank devaluing the ruble and defaulting on its debt. While there are similarities to that crisis, contagion may be contained as other emerging markets generally have higher levels of foreign currency reserves, lower levels of foreign denominated debt, and healthier current account balances.

When considering the risks across the investing landscape, we remain constructive on U.S. equities, but emphasize selectivity and active portfolio positioning. We are encouraged by the prospect of increased consumer spending bolstered by continued progress in job growth, new household formation, strong dollar and lower gasoline prices.

We thank you for your continued trust and confidence in Davidson Funds, and as always, welcome any questions or comments you may have.

Sincerely,

Andrew I. Davidson President
Davidson Investment Advisors, Inc.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets investments. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund will bear its share of the fees and expenses of the ETFS and underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs and funds.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of Fund holdings. Current and future portfolio holdings are subject to risk.

Free cash flow, a measure of financial performance, is calculated by subtracting capital expenditures from operating cash flow. Free cash flow represents residual cash generated by a company after expenditures to maintain or expand its asset base.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

*The no-load basis refers to the performance with front-end and back-end sales loads waived. The fully-loaded returns reflect a 5% sales load for the A shares and a 1% deferred sales load for the C shares.

Davidson Investment Advisors, Inc. is the adviser to the Davidson Funds, which are distributed by Quasar Distributors, LLC.

Davidson Multi-Cap Equity Fund
EXPENSE EXAMPLE at December 31, 2014 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in Class A, Class C, and Class I at the beginning of the period and held for the entire period (7/1/14 – 12/31/14).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15%. 1.90%, and 0.90% per the operating expenses limitation agreement for the Class A, Class C, and Class I, respectively. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/14	12/31/14	7/1/14 – 12/31/14
Actual	$1,000.00	$1,040.70	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

*Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
EXPENSE EXAMPLE at December 31, 2014 (Unaudited), Continued
Class C

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/14	12/31/14	7/1/14 – 12/31/14
Actual	$1,000.00	$1,036.60	$9.75
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.65

*Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/14	12/31/14	7/1/14 – 12/31/14
Actual	$1,000.00	$1,041.90	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 98.03%	Value
	Aerospace and Defense - 2.13%
17,680	United Technologies Corp.	$2,033,200
	Air Freight and Logistics - 1.49%
8,165	FedEx Corp.	1,417,934
	Automobiles - 1.60%
98,450	Ford Motor Co.	1,525,975
	Banks - 7.49%
39,215	First Republic Bank	2,043,886
40,985	JPMorgan Chase & Co.	2,564,841
46,280	Wells Fargo & Co.	2,537,070
		7,145,797
	Beverages - 1.95%
19,700	PepsiCo, Inc.	1,862,832
	Biotechnology - 3.77%
10,780	Amgen, Inc.	1,717,146
19,945	Gilead Sciences, Inc. (a)	1,880,016
		3,597,162
	Capital Markets - 4.25%
39,340	Morgan Stanley	1,526,392
32,180	State Street Corp.	2,526,130
		4,052,522
	Chemicals - 3.77%
27,155	E.I. du pont de Nemours & Co.	2,007,841
12,310	Praxair, Inc.	1,594,884
		3,602,725
	Communications Equipment - 5.38%
69,295	Cisco Systems, Inc.	1,927,440
24,270	QUALCOMM, Inc.	1,803,989
47,525	Ubiquiti Networks, Inc.	1,408,641
		5,140,070
	Diversified Telecommunication Services - 1.79%
34,634	Level 3 Communications, Inc. (a)	1,710,227

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited), Continued

Shares	COMMON STOCKS - 98.03%, continued	Value
	Electrical Equipment - 2.05%
28,790	Eaton Corp PLC (b)	$1,956,568
	Energy Equipment and Services - 1.43%
24,420	Baker Hughes, Inc.	1,369,229
	Food Products - 1.81%
32,395	General Mills, Inc.	1,727,625
	Health Care Equipment and Supplies - 2.17%
14,870	Becton, Dickinson & Co.	2,069,309
	Health Care Providers and Services - 3.96%
27,147	Express Scripts Holding Co. (a)	2,298,536
13,770	Laboratory Corporation of America Holdings (a)	1,485,783
		3,784,319
	Hotels, Restaurants and Leisure - 1.63%
8,645	Buffalo Wild Wings, Inc. (a)	1,559,385
	Household Durables - 1.88%
71,000	D.R. Horton, Inc.	1,795,590
	Household Products - 3.30%
18,850	Church & Dwight Co., Inc.	1,485,569
12,930	Energizer Holdings, Inc.	1,662,281
		3,147,850
	Industrial Conglomerates - 4.72%
13,785	3M Co.	2,265,151
88,475	General Electric Co.	2,235,763
		4,500,914
	Insurance - 2.09%
38,445	Principal Financial Group, Inc.	1,996,833
	Internet and Catalog Retail - 1.17%
30,955	Blue Nile, Inc. (a)	1,114,690
	Internet Software and Services - 3.49%
2,236	Google, Inc. - Class A (a)	1,186,556
4,069	Google, Inc. - Class C (a)	2,141,922
		3,328,478

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited), Continued

Shares	COMMON STOCKS - 98.03%, continued	Value
	Life Sciences Tools and Services - 1.83%
15,500	Waters Corp. (a)	$1,747,160
	Machinery - 2.13%
29,910	PACCAR, Inc.	2,034,179
	Media - 6.23%
94,920	Interpublic Group of Cos., Inc.	1,971,488
13,095	Time Warner Cable, Inc.	1,991,226
51,735	Twenty-First Centy Fox, Inc. - Class A	1,986,883
		5,949,597
	Multi-Utilities - 1.50%
12,895	Sempra Energy	1,435,987
	Oil, Gas and Consumable Fuels - 6.60%
14,859	Chevron Corp.	1,666,883
25,810	Devon Energy Corp.	1,579,830
19,725	Exxon Mobil Corp.	1,823,576
43,515	Marathon Oil Corp.	1,231,039
		6,301,328
	Real Estate Investment Trusts (REITs) - 4.00%
107,705	Redwood Trust, Inc.	2,121,788
73,050	Starwood Property Trust, Inc.	1,697,682
		3,819,470
	Semiconductors and Semiconductor Equipment - 0.90%
131,085	Applied Micro Circuits Corp. (a)	854,674
	Software - 6.76%
72,280	Fortinet, Inc. (a)	2,216,105
60,105	Informatica Corp. (a)	2,292,104
21,035	Intuit	1,939,217
		6,447,426
	Specialty Retail - 1.86%
35,705	Dicks Sporting Goods, Inc.	1,772,753

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited), Continued

Shares	COMMON STOCKS - 98.03%, continued	Value
	Technology Hardware, Storage & Peripherals - 2.90%
25,041	Apple, Inc.	$2,764,026

	TOTAL COMMON STOCKS (Cost $66,073,811)	93,565,834

Shares	SHORT-TERM INVESTMENTS - 1.62%	Value
1,547,385	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	1,547,385
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,547,385)	1,547,385

	Total Investments in Securities (Cost $67,621,196) - 99.65%	95,113,219
	Other Assets in Excess of Liabilities - 0.35%	338,752
	NET ASSETS - 100.00%	$95,451,971

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES at December 31, 2014 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $67,621,196)	$95,113,219
Cash	339,553
Receivables
Dividends and interest	118,106
Fund shares sold	71,224
Prepaid expenses	29,357
Total assets	95,671,459

LIABILITIES
Payables
Fund shares redeemed	3,200
12b-1 fees	93,677
Advisory fees	35,381
Administration fees	28,751
Transfer agent fees and expenses	19,845
Fund accounting fees	16,595
Audit fees	9,842
Shareholder reporting	4,345
Legal fees	2,937
Chief Compliance Officer fee	2,287
Custody fees	1,571
Miscellaneous	1,057
Total liabilities	219,488

NET ASSETS	$95,451,971

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$50,437,466
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,244,660
Net asset value and redemption price per share	$22.47
Maximum offering price per share (Net asset value per share divided by 95.00%)	$23.65

Class C
Net assets applicable to shares outstanding	$22,020,629
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,000,262
Net asset value and offering price per share (Note 1)	$22.01

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES at December 31, 2014 (Unaudited), Continued

Class I
Net assets applicable to shares outstanding	$22,993,876
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,025,491
Net asset value, redemption and offering price per share	$22.42

COMPONENTS OF NET ASSETS
Paid-in capital	$66,951,969
Undistributed net investment income	2,552
Accumulated net realized gain on investments	1,005,427
Net unrealized appreciation on investments	27,492,023
Net assets	$95,451,971

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF OPERATIONS For the six months ended December 31, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$818,870
Interest	90
Total investment income	818,960

Expenses
Advisory fees (Note 4)	292,258
Distribution fees - Class A (Note 5)	62,118
Distribution fees - Class C (Note 5)	103,902
Administration fees (Note 4)	59,767
Transfer agent fees and expenses (Note 4)	44,592
Fund accounting fees (Note 4)	34,238
Registration fees	28,247
Audit fees	11,941
Custody fees (Note 4)	8,582
Reports to shareholders	5,944
Legal fees	5,270
Chief Compliance Officer fee (Note 4)	4,538
Other expenses	4,123
Trustee fees	3,848
Insurance expense	1,753
Total expenses	671,121
Less: advisory fee waiver (Note 4)	(100,436)
Net expenses	570,685
Net investment income	248,275

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	3,019,916
Net change in unrealized appreciation on investments	529,814
Net realized and unrealized gain on investments	3,549,730
Net Increase in Net Assets Resulting from Operations	$3,798,005

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$248,275	$707,923
Net realized gain on investments	3,019,916	2,135,208
Net change in unrealized appreciation on investments	529,814	13,487,470
Net increase in net assets resulting from operations	3,798,005	16,330,601

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(446,480)	(336,346)
Class C	(61,159)	(11,220)
Class I	(254,786)	(62,747)
From net realized gain on investments
Class A	(1,733,495)	(2,069,771)
Class C	(779,247)	(715,356)
Class I	(783,333)	(285,356)
Total distributions to shareholders	(4,058,500)	(3,480,796)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	9,206,013	10,987,669
Total increase in net assets	8,945,518	23,837,474

NET ASSETS
Beginning of period	86,506,453	62,668,979
End of period	$95,451,971	$86,506,453

Undistributed net investment income at end of period	$2,552	$516,702

(a) A summary of share transactions is as follows:

	Class A
	Six Months Ended December 31, 2014 (Unaudited)		Year Ended June 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	$223,535	$4,960,494	$354,868	$7,443,312
Shares issued on reinvestments of distributions	98,429	2,119,171	96,523	1,979,685
Shares redeemed	(221,963)	(5,067,306)	(853,726)	(17,778,209)
Net increase	100,001	$2,012,359	(402,335)	$(8,355,212)

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Class C
	Six Months Ended
	December 31, 2014		Year Ended
	(Unaudited)		June 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	93,718	$2,036,047	161,162	$3,302,405
Shares issued on reinvestments of distributions	38,948	821,811	35,332	711,248
Shares redeemed**	(28,880)	(634,355)	(69,276)	(1,427,820)
Net increase	103,786	$2,223,503	127,218	$2,585,833

** Net of redemption fees of		$-		$23

	Class I
	Six Months Ended		October 30, 2013*
	December 31, 2014		to
	(Unaudited)		June 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	202,541	$4,610,335	810,188	$16,884,023
Shares issued on reinvestments of distributions	44,704	960,242	17,014	348,104
Shares redeemed	(26,535)	(600,426)	(22,421)	(475,079)
Net increase	220,710	$4,970,151	804,781	$16,757,048

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class A
For a share outstanding throughout each period

	Six Months Ended
	December 31, 2014		Year Ended June 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$22.61		$18.99	$15.78	$16.55	$12.51	$11.09

Income from investment operations:
Net investment income	0.07	^	0.22 ^	0.17	0.09	0.06	0.03 ^
Net realized and unrealized gain on investments	0.80		4.43	3.41	0.06	4.00	1.43
Total from investment operations	0.87		4.65	3.58	0.15	4.06	1.46

Less distributions:
From net investment income	(0.20)		(0.14)	(0.11)	(0.08)	(0.02)	(0.04)
From net realized gain on investments	(0.81)		(0.89)	(0.26)	(0.84)	(0.00)#	-
Total distributions	(1.01)		(1.03)	(0.37)	(0.92)	(0.02)	(0.04)

Net asset value, end of period	$22.47		$22.61	$18.99	$15.78	$16.55	$12.51

Total return	4.07	% ‡	25.06%	23.01%	1.64%	32.47%	13.13%

Ratios/supplemental data:
Net assets, end of period (thousands)	$50,437		$48,498	$48,355	$36,483	$28,568	$17,922
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.37	% †	1.38%	1.42%	1.51%	1.67%	2.17%
After fee waiver and expense reimbursement	1.15	% †	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement	0.44	% †	0.80%	0.73%	0.24%	(0.13)%	(0.82)%
After fee waiver and expense reimbursement	0.66	% †	1.03%	1.00%	0.60%	0.39%	0.20%
Portfolio turnover rate	8.61	% ‡	11.59%	21.49%	13.95%	19.34%	16.78%

^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class C
For a share outstanding throughout each period

	Six Months Ended								July 1, 2009*
	December 31, 2014		Year Ended June 30,						through
	(Unaudited)		2014		2013	2012	2011		June 30, 2010

Net asset value, beginning of period	$22.11		$18.61		$15.52	$16.33	$12.42		$11.17

Income from investment operations:
Net investment gain/(loss)	(0.01	) ^	0.07	^	0.04	(0.02)	(0.05)		(0.07	) ^
Net realized and unrealized gain on investments	0.78		4.33		3.35	0.06	3.96		1.35
Total from investment operations	0.77		4.40		3.39	0.04	3.91		1.28

Less distributions:
From net investment income	(0.06)		(0.01)		(0.04)	(0.01)	-		(0.03)
From net realized gain on investments	(0.81)		(0.89)		(0.26)	(0.84)	(0.00	) #	-
Total distributions	(0.87)		(0.90)		(0.30)	(0.85)	(0.00	) #	(0.03)

Redemption fees retained	-		0.00	# ^	-	-	-		-

Net asset value, end of period	$22.01		$22.11		$18.61	$15.52	$16.33		$12.42

Total return	3.66	% ‡	24.13%		22.06%	0.90%	31.50%		11.45	% ‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$22,021		$19,825		$14,314	$10,800	$10,277		$5,189
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	2.12	% †	2.13%		2.16%	2.27%	2.42%		2.86	% †
After fee waivers and expense reimbursement	1.90	% †	1.90%		1.90%	1.90%	1.90%		1.90	% †
Ratio of net investment income/(loss ) to average net assets:
Before fee waivers and expense reimbursement	(0.30	)% †	0.11%		(0.01)%	(0.53)%	(0.88)%		(1.50	)% †
After fee waivers and expense reimbursement	(0.08	)% †	0.34%		0.25%	0.16%	(0.36)%		(0.54	)% †
Portfolio turnover rate	8.61	% ‡	11.59%		21.49%	13.95%	19.34%		16.78	% ‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class I
For a share outstanding throughout each period

	Six Months Ended		October 30, 2013*
	December 31, 2014		through
	(Unaudited)		June 30, 2014

Net asset value, beginning of period	$22.59		$21.21

Income from investment operations:
Net investment income^	0.11		0.23
Net realized and unrealized gain on investments	0.79		2.24
Total from investment operations	0.90		2.47

Less distributions:
From net investment income	(0.26)		(0.20)
From net realized gain on investments	(0.81)		(0.89)
Total distributions	(1.07)		(1.09)

Net asset value, end of period	$22.42		$22.59

Total return	4.19	% ‡	12.15	% ‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$22,994		$18,183
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.12	% †	1.15	% †
After fee waivers and expense reimbursement	0.90	% †	0.90	% †
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.73	% †	1.38	% †
After fee waivers and expense reimbursement	0.95	% †	1.63	% †
Portfolio turnover rate	8.61	% ‡	11.59	% ‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2014 (Unaudited)

NOTE 1 - ORGANIZATION

The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund currently offers Class A shares, Class C shares, and Class I shares. Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will assess Class C redemptions a 1.00% contingent deferred sales charge on shares held for twelve months or less, unless the dealer of record waived its commission. The Fund’s Class A shares, Class C shares, and Class I shares commenced operations on August 11, 2008, July 1, 2009, and October 30, 2013, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2014 (Unaudited), Continued

differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 7 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the six months ended December 31, 2014, each class retained $0 in redemption fees.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

 NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2014 (Unaudited), Continued

Equity Securities: The Fund’s investments are carried at fair value. Equity securities including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less, are valuated at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

 The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,717,990	$-	$-	$13,717,990
Consumer Staples	6,738,307	-	-	6,738,307
Energy	7,670,558	-	-	7,670,558
Financials	17,014,622	-	-	17,014,622
Health Care	11,197,950	-	-	11,197,950
Industrials	11,942,796	-	-	11,942,796
Information Technology	18,534,673	-	-	18,534,673
Materials	3,602,724	-	-	3,602,724
Telecommunication Services	1,710,227	-	-	1,710,227
Utilities	1,435,987	-	-	1,435,987
Total Common Stocks	93,565,834	-	-	93,565,834
Short-Term Investments	1,547,385	-	-	1,547,385
Total Investments in Securities	$95,113,219	$-	$-	$95,113,219

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2014 (Unaudited), Continued

Transfers between levels are recognized at December 31, 2014, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended December 31, 2014.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2014, Davidson Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended December 31, 2014, the Fund incurred $292,258 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s Class A, Class C, and Class I net annual operating expenses to 1.15%, 1.90%, and 0.90%, respectively, of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended December 31, 2014, the Advisor reduced its fees and absorbed Fund expenses in the amount of $100,436. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2015	$145,966
2016	141,618
2017	171,720
2018	100,436
$559,740

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2014 (Unaudited), Continued

 For the six months ended December 31, 2014, the Fund incurred the following expenses for administration, transfer agency, fund accounting, custody and chief compliance officer fees:
Administration	$59,767
Transfer Agency (a)	39,452
Fund Accounting	34,238
Custody	8,582
Chief Compliance Officer	4,538

(a) Does not include out-of-pocket expenses

 At December 31, 2014, the Fund had payables due to USBFS for administration, transfer agency, fund accounting, chief compliance officer fees, and to U.S. Bank, N.A. for custody fees in the following amounts:
Administration	$28,751
Transfer Agency (a)	17,529
Fund Accounting	16,595
Chief Compliance Officer	2,287
Custody	1,571

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. The Distributor has advised the Fund that it has received $81,855 in front-end sales charges resulting from sales of Class A shares. For the six months ended December 31, 2014, the Distributor paid the Fund front-end sales charges of $77,701 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. The Distributor pays a broker dealer a 1.00% up-front sales commission, which includes an advance of the first year’s service and distribution fees on Class C shares. The Distributor retains the service and distribution fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the service and distribution fees on accounts with no authorized dealer of record. For the six months ended December 31, 2014, the Distributor paid DAD $13,053 in up-front sales commissions on Class C shares.

Certain officers of the Fund are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00%, respectively, of the Class A and Class C shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended December 31, 2014, the Class A shares and Class C shares paid the Distributor $62,118 and $103,902, respectively.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2014 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $12,898,425 and $7,595,962, respectively.

NOTE 7 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and REIT adjustments.

The tax character of distributions paid during the six months ended December 31, 2014 and the fiscal year ended June 30, 2014 was as follows:

	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014
Ordinary income	$1,151,737	$968,350
Long-term capital gains	2,906,763	2,512,446

Ordinary income distributions may include dividends paid from short-term capital gains.

As of June 30, 2014, the fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$59,503,337

Gross tax unrealized appreciation	27,618,119
Gross tax unrealized depreciation	(688,158)
Net tax unrealized appreciation (a)	26,929,961

Undistributed ordinary income	714,256
Undistributed long-term capital gain	1,116,280
Total distributable earnings	1,830,536

Other accumulated gains/(losses)	-
Total accumulated earnings/(losses)	$28,760,497

(a)   The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

Davidson Multi-Cap Equity Fund
NOTICE TO SHAREHOLDERS at December 31, 2014 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-332-0529. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-332-0529 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Davidson Investment Advisors, Inc. (the “Advisor”) for another annual term for the Davidson Multi-Cap Equity Fund. In addition, the Board considered and approved the continuance for another annual term of the Advisory Agreement for the Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund, each of which had not yet commenced operations at the time of this meeting (collectively, the “Funds”). At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Davidson Multi-Cap Equity Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss Davidson Multi-Cap Equity Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Davidson Multi-Cap Equity Fund as of July 31, 2014 on both an absolute basis and in comparison to an appropriate securities benchmark and its peer funds utilizing Lipper and Morningstar classifications. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. In reviewing the performance of the Funds, the Board took into account that the Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund had each not yet commenced operations. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategy of the Davidson Multi-Cap Equity Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

Davidson Multi-Cap Equity Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-year, five-year, and since inception periods and below its peer group median and Lipper Index for the one-year period.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) , Continued

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the three-year, five-year, and since inception periods and below its peer group median for the one-year period.

The Board also considered the Fund’s underperformance compared to its similarly managed accounts for all periods and considered the reasons for that underperformance, though the Advisor represented performance was substantially similar for all time periods. The Board also considered the performance of the Fund against a broad-based securities market benchmark.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts. The Board found that the fees charged to the Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client and the greater costs to the Advisor of managing the Fund.

Davidson Multi-Cap Equity Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares (respectively, the “Expense Caps”). The Board noted that the Fund’s total expense ratio for Class A shares was slightly above its peer group median but was below its peer group average, and was above the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The total expense ratio for Class C shares was above its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The Board noted that the Fund’s total expense ratio for Class I shares was below its peer group median and average, and was below the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.

The Board also noted that the Fund’s contractual advisory fee was slightly above its peer group median and average, and was slightly below the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, and that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average. The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were in line with the management fees charged to the Advisor’s similarly managed account clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Davidson Equity Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for Class A shares and 1.85% for Class C shares (respectively, the “Expense

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) , Continued

Caps”). The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A shares, and above its peer group median and average for Class C shares. The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average. As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

Davidson Intermediate Fixed Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.94% for Class A shares and 0.69% for Class I shares (respectively, the “Expense Caps”). The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A shares, and below its peer group median and average for Class I shares. The Board also noted that the Fund’s contractual advisory fee was below its peer group median and above its peer group average. The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees to be charged to the Fund. The Board found that the management fees to be charged to the Fund were in line with the management fees charged to the Advisor’s similarly managed account clients. As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor contractually agreed to reduce its advisory fee or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage and Rule 12b-1 fees paid to the Advisor’s affiliated broker-dealer – D.A. Davidson & Co. – in connection with client assets that are invested in the Funds. The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;
● Information you give us orally; and/or
● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT 59401
www.davidsonmutualfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212
DAVIDSON MULTI-CAP EQUITY FUND
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
877-332-0529	Semi-Annual Report

Independent Registered	For the period ended
Public Accounting Firm	December 31, 2014
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 877-332-0529.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  3/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  3/5/15

By (Signature and Title)*/s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  3/5/15

* Print the name and title of each signing officer under his or her signature